OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long-Term Assets
Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2023	December 31, 2022
Collateral deposits on swap agreements	14,800	8,770
Value of acquired charter-out contracts, net	3,276	4,712
Total Other Long Term Assets	18,076	13,482